U. S.  SECURITIES AND EXCHANGE
COMMISSION
Washington, D. C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1. Name and address of issuer:

    American General Series Portfolio Company
    2929 Allen Parkway, L7-01
    Houston, Texas 77019

2.  Name of each series or class of funds for which
     this notice is filed:    N/A

3. Investment Company Act File  Number:
    811-3738
    Securities Act File  Number:    2-83631

4.  Last day of fiscal year for which this notice is
     filed:         May 31, 1998

5.  Check box if this notice is being filed more than
     180 days after the close of  the issuer's   fiscal year
     for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):
      N/A

7.   Number  and amount of securities of the same
      class or series which had been registered under
      the Securities Act of 1933 other  than pursuant to
      rule 24f-2 in a prior fiscal  year, but which remained
      unsold at the beginning of the fiscal year:  0


8.   Number  and  amount of securities  registered
     during the fiscal year other than pursuant to rule
     24f-2:    0

9.   Number  and aggregate sale price of securities
      sold during the fiscal year: Aggregate units sold
      384,656,040 ; Aggregate sale price  $1,442,323,015

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: Aggregate units sold 1,571,514 ; Aggregate sale price $35,976,450


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
        Instruction B.7): Aggregate units:17,487,634 ;
       Aggregate price: $197,167,286

12.  Calculation of  registration fee:
       (i)   Aggregate  sale price of  securities  sold during
        the fiscal year in reliance on rule 24f-2 (from Item
        10):  $35,976,450

        (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): + 197,167,286

         (iii)   Aggregate price of shares redeemed or
         repurchased during the fiscal  year (if applicable):
         -    4,935,458

        (iv)   Aggregate  price of shares  redeemed or
               repurchased and previously applied as a reduction
               to filing fees pursuant to rule 24f-2 (if  applicable):
                  +      0

         (v)  Net  aggregate  price of securities sold  and
               issued during the fiscal year in reliance on rule
               24f-2 [line (I), plus line (ii), less line (iii), plus line
               (iv)] (if  applicable):  228,208,278

               (vi)  Multiplier prescribed by Section 6(b) of the
               Securities Act of 1933 or other applicable  law or
               regulation (see Instruction C.6):  x    .000295

              (vii)   Fee due [line (i) or line (v) multiplied by line
               (vi):  67,321.44
               Instructions:   Issuers  should complete lines
               (ii),(iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

               13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

               Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               August 26,1998

               SIGNATURES

               This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

               By (Signature  and
               Title)*____________________________________

               Gregory R. Seward
               Treasurer of American General Series Portfolio
               Company

               Date: August 26, 1998

               * Please print the name and title of the signing officer below the signature.